Share-based payments - Share option charge included in administrative expenses (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Share-based payments
Share option charge included in administrative expenses	$ 11,392	$ 165,570	$ 121,597